Long-term debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2020	Apr. 04, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Finance lease obligations	$ 8,498	$ 5,032
Other long-term borrowings	1,700	0
Subtotal	723,663	741,721
Deferred financing costs	(3,715)	(4,720)
Total	714,841	730,704
Current portion of long-term debt	1,803	19,033
Long-term debt, excluding current portion	713,038	711,671
2029 Notes
Debt Instrument [Line Items]
Notes payable	334,200	337,200
Discount on notes	(4,059)	(4,833)
Premium on notes	382	461
2027 Notes
Debt Instrument [Line Items]
Notes payable	379,265	381,265
Discount on notes	(2,571)	(3,414)
Premium on notes	1,141	1,506
Deferred financing costs			$ (2,000)	$ (3,001)
2023 Notes
Debt Instrument [Line Items]
Notes payable	0	18,224
Discount on notes	0	(26)
Premium on notes	$ 0	$ 9
Deferred financing costs					$ (3,313)